Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Revenues:
Online game services	$ 1,581,894	9,815,019	8,308,618	7,287,063
Advertising services	250,081	1,551,652	1,094,623	850,157
Email, e-commerce and others	179,507	1,113,773	368,014	242,741
Total revenues	2,011,482	12,480,444	9,771,255	8,379,961
Sales tax expense	(123,716)	(767,610)	(575,080)	(179,005)
Net revenues	1,887,766	11,712,834	9,196,175	8,200,956
Cost of revenues	(525,665)	(3,261,544)	(2,478,516)	(2,578,067)
Gross profit	1,362,101	8,451,290	6,717,659	5,622,889
Operating expenses:
Selling and marketing expenses	(305,418)	(1,894,998)	(1,093,612)	(906,707)
General and administrative expenses	(75,375)	(467,669)	(349,832)	(286,223)
Research and development expenses	(213,309)	(1,323,498)	(921,618)	(718,315)
Total operating expenses	(594,102)	(3,686,165)	(2,365,062)	(1,911,245)
Operating profit	767,999	4,765,125	4,352,597	3,711,644
Other income/(expenses):
Investment income, net	4,412	27,373	37,255	43,770
Interest income	96,944	601,502	506,181	423,634
Exchange losses	(2,901)	(17,998)	(15,348)	(554)
Other, net	13,287	82,438	95,136	99,718
Income before tax	879,741	5,458,440	4,975,821	4,278,212
Income tax	(106,814)	(662,735)	(530,603)	(691,642)
Net income	772,927	4,795,705	4,445,218	3,586,570
Add: Net loss/(income) attributable to noncontrolling interests and mezzanine classified noncontrolling interests	(6,299)	(39,082)	(1,308)	50,882
Net income attributable to the NetEase, Inc.'s shareholders	766,628	4,756,623	4,443,910	3,637,452
Comprehensive income	772,927	4,795,705	4,445,218	3,586,570
Add: Comprehensive loss/(income ) attributable to noncontrolling interests and mezzanine classified noncontrolling interests	(6,299)	(39,082)	(1,308)	50,882
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 766,628	4,756,623	4,443,910	3,637,452
Net income per share, basic (in CNY and dollars per share)	$ 0.24	1.46	1.37	1.11
Net income per ADS, basic (in CNY and dollars per share)	$ 5.87	36.43	34.21	27.70
Net income per share, diluted (in CNY and dollars per share)	$ 0.23	1.45	1.36	1.11
Net income per ADS, diluted (in CNY and dollars per share)	$ 5.85	36.29	34.12	27.65
Weighted average number of ordinary shares outstanding, basic (in shares)	3,264,450	3,264,450	3,247,874	3,282,663
Weighted average number of ADS outstanding, basic (in shares)	130,578	130,578	129,915	131,307
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,277,049	3,277,049	3,256,297	3,288,330
Weighted average number of ADS outstanding, diluted (in shares)	131,082	131,082	130,252	131,533